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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total        35,114
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                VALUE   SHRS OR                  INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER          CLASS        CUSIP   [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
FORD MOTOR 6.50% CAP TR
   II CV PFD            CONVERTIBLE PFD 345395206     433     14,400    SH              SOLE               --     --   --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7   1,701  1,579,000   PRN              SOLE               --     --   --
KELLWOOD CORP           CONVERTIBLE DEB 488044AF5   2,567  2,925,000   PRN              SOLE               --     --   --
KING PHARMACEUTICALS    CONVERTIBLE DEB 495582AG3   2,260  2,300,000   PRN              SOLE               --     --   --
LIBERTY MEDIA CORP      CONVERTIBLE DEB 530715AR2   1,211  1,620,000   PRN              SOLE               --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS     CONVERTIBLE PFD 632525309   1,322     30,000    SH              SOLE               --     --   --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307   2,084     42,700    SH              SOLE               --     --   --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3     294    298,400   PRN              SOLE               --     --   --
OMNICARE INC            CONVERTIBLE DEB 681904AL2   2,732  2,850,000   PRN              SOLE               --     --   --
PRIDE INTL INC          CONVERTIBLE DEB 74153QAD4   3,325  2,500,000   PRN              SOLE               --     --   --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307   2,294     38,400    SH              SOLE               --     --   --
ROBBINS & MYERS CV SUB
   NOTES                CONVERTIBLE DEB 770196AB9     147    141,000   PRN              SOLE               --     --   --
ROPER INDUSTRIES CV DEB CONVERTIBLE DEB 776696AA4   1,584  2,500,000   PRN              SOLE               --     --   --
SCHERING-PLOUGH CORP    CONVERTIBLE PFD 806605606   1,980     39,000    SH              SOLE               --     --   --
ST JUDE MEDICAL CVT SR
   DEBT                 CONVERTIBLE DEB 790849AB9   1,874  1,900,000   PRN              SOLE               --     --   --
THERMO ELECTRON CORP CV
   DEBS                 CONVERTIBLE DEB 883556AJ1   2,291  2,300,000   PRN              SOLE               --     --   --
TRAVELERS PROPERTY
   CASUALTY C           CONVERTIBLE DEB 89420G307   5,299    220,900   PRN              SOLE               --     --   --
WORLD COLOR PRESS INC
   CV DEB               CONVERTIBLE DEB 981443AA2   1,715  1,750,000   PRN              SOLE               --     --   --
                                                   35,114


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